ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
NOTE 25 — ACCUMULATED OTHER COMPREHENSIVE INCOME

A summary of accumulated other comprehensive at December 31 follows:

	2012	2011	2010
	(In thousands)
Unrealized losses on available for sale securities	$(516)	$(3,579)	$(4,448)
Disproportionate tax effects from securities available for sale	(5,617)	(5,617)	(5,313)
Unrealized losses on cash flow hedges	(739)	(1,103)	(1,420)
Unrealized losses on settled derivatives	-	(436)	(1,095)
Disproportionate tax effects from cash flow hedges	(1,186)	(1,186)	(844)
Total	$(8,058)	$(11,921)	$(13,120)